INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
NOTE 7 - INTANGIBLE ASSETS

Intangible assets include patents and acquired intellectual property rights. The patent and intellectual property rights, having a cost of $2,222,661 and an accumulated amortization of $2,222,661 at December 31, 2020, 2019 and 2018, are still property of the Corporation. The patent and intellectual rights have been fully amortized by year 2009.